Segment reporting	12 Months Ended
Mar. 31, 2020
Disclosure of segment reporting [Abstract]
Disclosure of entity's operating segments [text block]
30.	Segment reporting

The operating segments of the Group are as under:

Network-centric services -
Domestic data, international data wholesale voice and network managed services

Data Center-centric IT Services

Data Center services
:
  Co-location services

Cloud and managed services
:
IT infra services, IT transformation services, remote and onsite infrastructure managed services and delivery platforms

Technology integration services
:
Data Center build, network integration, information security, end user computing and collaborative tools and solutions

Applications integration services:
Application development and maintenance, application testing, mobility solutions, eLearning, portals, online assessment tools, process and automation.

The Chief Operating Decision Maker (“CODM”), i.e, The Board of Directors and the senior management, evaluate the Group’s performance and allocate resources to various strategic business units that are identified based on the products and services that they offer and on the basis of the market served. The measure of profit / loss reviewed by the CODM is “Earnings/loss before interest, taxes, depreciation and amortization” also referred to as “segment operating income / loss”. Revenue in relation to segments is categorized based on items that are individually identifiable to that segment.

Bandwidth costs, which form a significant part of the total expenses, is allocated to Network Services. Manpower costs of Technology resources rendering services to support Infrastructure operations, Managed services and Application services, are identified to respective operating segments specifically. The Group believes that the resulting allocations are reasonable.

Certain expenses, such as depreciation, technology infrastructure and administrative overheads, which form a significant component of total expenses, are not allocable to specific segments as the underlying services are used interchangeably. Management believes that it is not practical to provide segment disclosure of these expenses and, accordingly, they are separately disclosed as “unallocated” and adjusted only against the total income of the Group.

A significant part of the property, plant and equipment used in the Group’s business are not identifiable to any of the reportable segments and can be used interchangeably between segments. Management believes that it is not feasible to provide segment disclosures relating to total assets and liabilities since meaningful segregation of available data is onerous.

The Group’s operating segment information for the years ended March 31, 2020, 2019 and 2018, are presented below:

Year ended March 31, 2020

		Data Center-centric IT services
	Network- centric Services (A)	Data Center Services (i)	Cloud and Managed Services (ii)	Technology Integration Services (iii)	Applications Integration Services (iv)	Total (B)= (i)+(ii)+(iii)+(iv)	Total (C) = (A)+(B)
Segment revenue	12,676,990	3,823,690	1,594,335	3,037,861	1,819,191	10,275,077	22,952,067
Allocated segment expenses	(9,493,900)	(2,076,043)	(1,550,412)	(2,854,222)	(1,643,588)	(8,124,265)	(17,618,165)
Segment operating income / (loss)	3,183,090	1,747,647	43,923	183,639	175,603	2,150,812	5,333,902
Unallocated expenses:
Selling, general and administrative expenses							(1,260,308)
Depreciation and amortization							(2,290,777)
Other income / (expense), net							97,155
Finance income							193,877
Finance expenses							(1,054,133)
Profit / (loss) before tax							1,019,716
Income tax (expense) / benefit							(314,339)
Profit / (loss) for the year							705,377

Year ended March 31, 2019

		Data Center-centric IT services
	Network- centric Services (A)	Data Center Services (i)	Cloud and Managed Services (ii)	Technology Integration Services (iii)	Applications Integration Services (iv)	Total (B)= (i)+(ii)+(iii)+(iv)	Total (C) = (A)+(B)
Segment revenue	11,601,041	3,144,900	1,474,099	3,486,942	1,839,903	9,945,844	21,546,885
Allocated segment expenses	(8,991,908)	(2,015,123)	(1,227,540)	(3,241,351)	(1,930,673)	(8,414,687)	(17,406,595)
Segment operating income / (loss)	2,609,133	1,129,777	246,559	245,591	(90,770)	1,531,157	4,140,290
Unallocated expenses:
Selling, general and administrative expenses							(1,070,249)
Depreciation and amortization							(1,533,912)
Other income / (expense), net							217,216
Finance income							46,314
Finance expenses							(728,344)
Profit / (loss) before tax							1,071,315
Income tax (expense) / benefit							(2,612)
Profit / (loss) for the year							1,068,703

Year ended March 31, 2018

		Data Center-centric IT services
	Network- centric Services (A)	Data Center Services (i)	Cloud and Managed Services (ii)	Technology Integration Services (iii)	Applications Integration Services (iv)	Total (B)= (i)+(ii)+(iii)+(iv)	Total (C) = (A)+(B)
Segment revenue	9,981,730	2,434,561	956,672	3,444,642	3,868,008	10,703,883	20,685,613
Allocated segment expenses	(7,653,359)	(1,753,440)	(1,052,720)	(2,933,507)	(3,288,028)	(9,027,695)	(16,681,054)
Segment operating income / (loss)	2,328,371	681,121	(96,048)	511,135	579,980	1,676,188	4,004,559
Unallocated expenses:
Selling, general and administrative expenses							(1,148,710)
Depreciation and amortization							(1,754,537)
Other income / (expense), net							189,738
Finance income							129,325
Finance expenses							(496,780)
Profit / (loss) before tax							923,595
Income tax (expense) / benefit							(194)
Profit / (loss) for the year							923,401

*The Chief Operating Decision Maker (CODM) has evaluated and grouped Data Center services, cloud and managed services, technology integration services and applications integration services into Data Center and IT services. There are no changes in the components of Network service segment. Accordingly, the segment information has been presented.

Geographic segments

The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

Description	India	Rest of the world	Total
Revenues
Year ended March 31, 2020	17,808,889	5,143,178	22,952,067
Year ended March 31, 2019	16,879,558	4,667,327	21,546,885
Year ended March 31, 2018	16,649,473	4,036,140	20,685,613

The Group does not disclose information relating to non-current assets located in India and rest of the world as the necessary information is not available and the cost to develop it would be excessive.

During the year, Group does not have more than 10% of the total revenue from one customer.